Post Employment Benefits - Summary of Re-measurements Included in Other Comprehensive Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Effect of changes in actuarial assumptions	€ (17)	€ 187	€ 222
Effect of experience adjustments	(537)	24	70
Effect of changes in demographic assumptions	36	0	0
(Gain)/Loss on assets for the year	(36)	(14)	8
Remeasurement of post-employment benefit obligations	€ (554)	€ 197	€ 301